Investments - Schedule of Investments (Detail) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Long-Term Investments [Abstract]
Equity method investments	[1]	$ 794	$ 987
Public and Private equity investments	[2]	206	230
Warrants		14	34
Debt investments		31	22
Investments		$ 1,045	$ 1,273

[1]	The ownership percentages and carrying values of the Company’s principal equity method investments at December 31 were as follows [in millions, except percentages]
[2]	Cumulative unrealized gains and losses on equity securities held as at December 31, 2024 were $29 million and $18 million [$28 million and $323 million as at December 31, 2023], respectively.